Prepaid Expenses and Other Tax Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Tax Assets
Schedule Of Prepaid Expenses and Other Tax Assets

€ millions	2020			2019
	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	495	187	682	427	179	606
Other tax assets	209	52	261	225	87	312
Total	704	239	943	652	266	918
/ Other non-financial assets	1,321	1,926	3,247	1,188	1,701	2,889
Prepaid expenses and other tax assets as % of / other non-financial assets	53	12	29	55	16	32